CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure Of Capital Securities Classified As Liabilities
The partnership has the following capital securities outstanding as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2020	Dec. 31, 2019
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$580	$574
Series 2	24,000,000	6.50%	550	546
Series 3	24,000,000	6.75%	534	530
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	23
Series 2	556,746	5.75%	10	13
Series 3	790,982	5.00%	15	18
Series 4	594,994	5.20%	11	18
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			903	922
Total capital securities			$3,055	$3,075

Current			61	75
Non-current			2,994	3,000
Total capital securities			$3,055	$3,075
(1)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2019	Capital securities redeemed	Fair value changes	Foreign currency translation	Other	Jun. 30, 2020
Capital securities	$3,075	$(13)	$(4)	$3	$(6)	$3,055